Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net income/(loss)	$ 91,901	$ (188,605)	$ (184,452)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	61,235	71,015	104,581
Amortization and write-off of deferred financing costs	8,870	7,863	8,242
Amortization of deferred drydock and special survey costs	11,084	10,255	11,714
Allowance for credit losses	1,831	541	999
Stock-based compensation expenses	589	1,268	2,885
Gain on bond and debt extinguishment, net	(951)	(7,047)	(47,430)
Income tax expense	4,817	2,052	1,475
Equity in net (earnings)/losses of affiliate companies, net of dividends received	(68,752)	2,709	13,722
Loss on loss of control	0	0	61,741
Gain on sale of business/assets	0	0	(9,802)
Impairment of loan receivable from affiliate company	(0)	6,050	(0)
Impairment loss/ loss on sale of vessels, net	47,827	88,367	156,106
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	(9,887)	(2,992)	5,425
Decrease /(increase) in inventories	1,801	(3,641)	12,606
Decrease/(increase) in prepaid expenses and other assets	2,155	(5,505)	(10,753)
Decrease/(increase) in due from affiliate companies	667	18,895	(1,029)
Increase in accounts payable	7,149	7,763	47,491
(Decrease)/increase in accrued expenses and other liabilities	(11,019)	18,469	(15,855)
Decrease in operating lease liabilities, net	(17,292)	(3,985)	(3,078)
(Decrease)/increase in due to affiliate companies	(1,138)	18,626	(32,081)
(Decrease)/increase in deferred income and cash received in advance	(200)	648	(2,323)
Increase/(decrease) in other long-term liabilities and deferred income	267	(173)	(966)
Payments for drydock and special survey costs	(21,334)	(17,362)	(23,106)
Net cash provided by operating activities	109,620	25,211	96,112
INVESTING ACTIVITIES:
Proceeds from sale of business	0	0	3,000
Impact to cash from deconsolidation/sale of business	0	0	(21,439)
Loan from affiliate companies	0	18,629	8,000
Dividends received from affiliate companies	243	5,838	4,379
Deposits for vessels, port terminals and other fixed assets	(19,498)	(5,153)	(4,504)
Proceeds from lease receivable	313	189	150
Proceeds from sale of asset	167,016	83,445	48,830
Acquisition of investments in affiliate companies	0	0	(8)
Acquisition of/additions to vessels	(24,950)	(96,969)	(74,294)
Purchase of property, equipment and other fixed assets	(4,350)	(3,288)	(5,166)
Deposit for option to acquire vessels	0	(2,099)	(15,415)
Net cash provided by/(used in) investing activities	118,774	592	(56,467)
FINANCING ACTIVITIES:
Repurchase of preferred stock	0	0	(10,228)
Issuance of capital surplus	0	0	(3)
Repayment of loans payable to affiliate companies	(130,743)	(50,000)	(13,420)
Proceeds from loans payable to affiliate companies	115,000	50,000	0
Proceeds from long-term debt	58,000	81,625	129,022
Proceeds from issuance of senior notes, net of deferred financing costs	0	487,504	0
Repayment of long-term debt and payment of principal	(94,959)	(164,638)	(146,887)
Repayment/repurchase of senior notes	(168,588)	(384,443)	(68,325)
Debt issuance costs	(3,874)	(1,138)	(1,851)
Proceeds from sale of shares, net	44,437	0	0
Dividends paid to noncontrolling shareholders	0	(12,256)	0
Acquisition of noncontrolling interest	(21,000)	0	0
Net cash (used in)/provided by financing activities	(201,727)	6,654	(111,692)
Increase/(decrease) in cash and cash equivalents and restricted cash	26,667	32,457	(72,047)
Cash and cash equivalents and restricted cash, beginning of year	111,184	78,727	150,774
Cash and cash equivalents and restricted cash, end of year	137,851	111,184	78,727
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	141,494	110,454	135,693
Cash paid for income taxes	260	186	298
Non-cash investing and financing activities
Acquisition of/additions to vessels	0	(986)	0
Sale of vessels	5,766	4,378	0
Proceeds from seller’s credit agreement for the construction of six liquid barges	2,246	11,229	0
Accrued interest income on loan receivable from affiliate company	0	0	(2,948)
Accrued interest expense payable to affiliate company	0	0	1,173
Issuance of senior secured notes in exchange of preferred stock	0	0	8,626
Loans payable to affiliate companies	0	0	141,795
Transfers from other long-term assets assets	57,107	0	0
Proceeds from the Navios Logistics’ 2020 Fleet	15,000	0	0
Deposits for vessels, port terminals and other fixed assets	(190)	0	0
Promissory note for the acquisition of the noncontrolling interest	15,000	0	0
Other long-term assets unpaid as of December 31, 2021	(386)	0	0
Discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	0	9,728
Net cash used in investing activities of discontinued operations	0	0	(54,808)
Net cash provided by financing activities of discontinued operations	$ 0	$ 0	$ 42,164